Filed electronically with the Securities and Exchange Commission on May 20, 2015

                                              File No. 002-36238
                                  File No. 811-02021

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	| X |

Pre-Effective Amendment No. ___	|__|
Post-Effective Amendment No. 151	| X |
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	| X |

Amendment No. 135

Deutsche Securities Trust (Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY 10154 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 295-1000

John Millette
Vice President and Secretary
One Beacon Street
Boston, MA 02108
(Name and Address of Agent for Service)

Copy to:
Thomas Hiller, Esq.
Ropes & Gray LLP
Prudential Tower, 800 Boylston Street
Boston, MA 02199-3600

It is proposed that this filing will become effective (check appropriate box):

/X/	Immediately upon filing pursuant to paragraph (b)
/___/	On ____________ pursuant to paragraph (b)
/___/	60 days after filing pursuant to paragraph (a)(1)
/___/	On ____________ pursuant to paragraph (a)(1)
/___/	75 days after filing pursuant to paragraph (a)(2)
/___/	On ____________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
/___/	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

This filing relates solely to the following Funds, each a series of the Registrant:

  Deutsche Communications Fund — Class A, Class B, Class C and Institutional Class
  Deutsche Real Estate Securities Fund — Class A, Class B, Class C, Class R, Class R6, Institutional Class and Class S
  Deutsche Real Estate Securities Income Fund  — Class A, Class C, Class R6, Institutional Class and Class S
  Deutsche Global Real Estate Securities Fund — Class A, Class C, Institutional Class and Class S

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 8th day of May 2015.

DEUTSCHE SECURITIES TRUST

By:	/s/Brian E. Binder
Brian E. Binder*
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Brian E. Binder
Brian E. Binder*	President	May 8, 2015

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	May 8, 2015

/s/John W. Ballantine
John W. Ballantine*	Trustee	May 8, 2015

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	May 8, 2015

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	May 8, 2015

/s/Keith R. Fox
Keith R. Fox*	Trustee	May 8, 2015

/s/Paul K. Freeman
Paul K. Freeman*	Trustee	May 8, 2015

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Chairperson and Trustee	May 8, 2015

/s/Richard J. Herring
Richard J. Herring*	Trustee	May 8, 2015

/s/William McClayton
William McClayton*	Vice Chairperson and Trustee	May 8, 2015

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	May 8, 2015

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	May 8, 2015

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	May 8, 2015

*By:
/s/Caroline Pearson
Caroline Pearson**
Chief Legal Officer

**	Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 139, as filed on August 22, 2014 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase